Intangible Assets - Schedule of Future Estimated Amortization Expense of Acquired Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 2,381	$ 1,369
2026	2,358	1,341
2027	909	1,319
2028	$ 907	2
2029		0
Thereafter		0
Total amortization expense		$ 4,031